Basis of Presentation and Summary of Significant Accounting Policies	12 Months Ended
Dec. 31, 2021
Accounting Policies [Abstract]
BASIS OF PRESENTATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

NOTE 2 – BASIS OF PRESENTATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Basis of Financial Information

The accounting and financial reporting policies of the Company conform to generally accepted accounting principles (“GAAP”) in the United States and the preparation of the consolidated financial statements is in conformity with GAAP which requires management to make estimates and assumptions that affect reported amounts and disclosures.

Reclassification

Certain prior year amounts have been reclassified for consistency with the current year presentation. These reclassifications had no effect on the reported results of operations.

Principles of Consolidation

The accompanying consolidated financial statements include financial information related to the Company and its wholly-owned subsidiaries and those variable interest entities (“VIEs”) where the Company is the primary beneficiary (“PB”).

In preparing the consolidated financial statements, all significant inter-company accounts and transactions have been eliminated. Assets held in an agency or fiduciary capacity are not included in the consolidated financial statements.

VIE Agreements with HiTek

Due to PRC legal restrictions of foreign ownership in certain sectors, neither we nor our subsidiaries own any equity interest in HiTek. Instead, WFOE, HiTek and HiTek’s shareholders entered into a series of contractual arrangements (“VIE Agreements”) on March 31, 2018, which have not been tested in a court of law. The VIE Agreements by and among WFOE, HiTek, and HiTek’s shareholders include (i) certain power of attorney agreements and equity interest pledge agreement, which provide WFOE effective control over HiTek; (ii) an exclusive technical consulting and service agreement which allows WFOE to receive substantially all of the economic benefits from HiTek; and (iii) certain exclusive equity interest purchase agreements which provide WFOE with an exclusive option to purchase all or part of the equity interests in and/or assets of HiTek when and to the extent permitted by PRC laws. Accordingly, the Company is considered the primary beneficiary of VIE for accounting purpose and has consolidated the VIE and the VIE’s subsidiaries’ assets, liabilities, results of operations, and cash flows in the accompanying consolidated financial statements.

Each of the VIE Agreements is described in detail below:

Exclusive Technical Consulting and Service Agreement

Pursuant to the Exclusive Technical Consulting and Service Agreement between HiTek and WFOE, WFOE provides HiTek with technical support, consulting services and other management services relating to its day-to-day business operations and management, on an exclusive basis. The Exclusive Technical Consulting and Service Agreement has come into effect as of March 31, 2018. For services rendered to HiTek by WFOE under this agreement, WFOE is entitled to collect a service fee that shall be paid per quarter of 100% of HiTek’s quarterly profit. The term of the Exclusive Technical Consulting and Service Agreement is ten years unless it is terminated by WFOE with 30-day prior notice.

Equity Interest Pledge Agreement

WFOE, HiTek and HiTek shareholders entered into an Equity Interest Pledge Agreement, pursuant to which HiTek shareholders pledged all of their equity interests in HiTek to WFOE in order to guarantee the performance of HiTek’s obligations under the Exclusive Technical Consulting and Service Agreement as described above. The Equity Interest Pledge Agreement has come into effect as of March 31, 2018. During the term of the pledge, WFOE is entitled to receive any dividends declared on the pledged equity interests of HiTek. The Equity Interest Pledge Agreement ends when all contractual obligations under the Exclusive Technical Consulting and Service Agreement have been fully performed.

Exclusive Equity Interests Purchase Agreement

Under the Exclusive Equity Interests Purchase Agreement, the HiTek Shareholders granted WFOE (or its designee) an exclusive option to purchase, to the extent permitted under PRC law, part or all of their equity interests in HiTek. The option price is equal to the capital paid in by the HiTek Shareholders subject to any appraisal or restrictions required by applicable PRC laws and regulations. The Exclusive Equity Interests Purchase Agreement remains effective for a term of ten years and may be renewed at WFOE’s election.

Power of Attorney

Each shareholder of the HiTek has executed an irrevocable power of attorney in favor of WFOE. Pursuant to this power of attorney, the WFOE has full power and authority to exercise all of such shareholders’ rights with respect to their equity interest in the VIE Companies, including HiTek, Huasheng and Huoerguosi. The power of attorney will remain in force for so long as the shareholder remains a shareholder of HiTek.

During the years ended December 31, 2021 and 2020, there were no transactions in HiTek Global Inc. and HiTek HK besides minimal capital transactions and professional fee payments. As of December 31, 2021, the variable interest entities accounted for an aggregate of 93% and 100% of our total assets and total liabilities, respectively. As of December 31, 2020, the variable interest entities accounted for an aggregate of 87% and 100% of our total assets and total liabilities, respectively. As of December 31, 2021 and 2020, $1,557,325 and $1,335,727 of cash and cash equivalents were denominated in RMB, respectively.

Use of Estimates

The preparation of the consolidated financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the consolidated financial statements and the reported amounts of revenues and expenses during the reporting period.

Significant accounting estimates reflected in the Company’s consolidated financial statements include allowance for doubtful accounts, inventory obsolescence, deferred taxes, and the useful lives of property and equipment. Since the use of estimates is an integral component of the financial reporting process, actual results could differ from those estimates.

Fair Values of Financial Instruments

The U.S. GAAP accounting standards regarding fair value of financial instruments and related fair value measurements define fair value, establish a three-level valuation hierarchy that requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value.

The three levels of inputs are defined as follows:

Level 1 inputs to the valuation methodology are quoted prices (unadjusted) for identical assets or liabilities in active markets.

Level 2 inputs to the valuation methodology include quoted prices for similar assets and liabilities in active markets, and inputs that are observable for the asset or liability, either directly or indirectly, for substantially the full term of the financial instrument.

Level 3 inputs to the valuation methodology are unobservable.

ASC 825-10 “Financial Instruments”, allows entities to voluntarily choose to measure certain financial assets and liabilities at fair value (fair value option). The fair value option may be elected on an instrument-by-instrument basis and is irrevocable, unless a new election date occurs. If the fair value option is elected for an instrument, unrealized gains and losses for that instrument should be reported in earnings at each subsequent reporting date. The Company did not elect to apply the fair value option to any outstanding instruments.

The carrying amounts reported in the consolidated balance sheets for cash, accounts receivable, accounts receivable – related party, advances to suppliers, deferred offering costs, prepaid expenses and other, accounts payable and accrued liabilities, income taxes payable, VAT and other taxes payable, and due to related parties approximate their fair market value based on the short-term maturity of these instruments.

The Company’s investments measured at fair value on a recurring basis consist of trading securities and held-to-maturity debt securities. The valuation for the Level 1 position is based on quoted prices in active markets. The following table presents information about our assets and liabilities that are measured at fair value on a recurring basis as of December 31, 2021 and 2020 and indicates the fair value hierarchy of the valuation techniques we utilized to determine such fair value. The valuation techniques are based on the fair value measurement on a recurring basis of trading securities and held-to-maturity debt securities. As of December 31, 2021, the Held-to-maturity debt securities had been fully redeemed.

		Quoted	Significant	Significant
		Prices in	Other	Other
		Active	Observable	Unobservable
	December 31,	Markets	Inputs	Inputs
	2021	(Level 1)	(Level 2)	(Level 3)
Trading securities	$5,197,015	$188,208	$5,008,807	$-
Total	$5,197,015	$188,208	$5,008,807	$-

		Quoted	Significant	Significant
		Prices in	Other	Other
		Active	Observable	Unobservable
	December 31,	Markets	Inputs	Inputs
	2020	(Level 1)	(Level 2)	(Level 3)
Trading securities	$2,366,475	$191,130	$2,175,345	$-
Held-to-maturity debt securities	459,580	-	459,580	-
Total	$2,826,055	$191,130	$2,634,925	$-

Earnings Per Share

Basic earnings per share is computed by dividing net income by the weighted-average number of ordinary shares outstanding during the period. Diluted earnings per share is computed by dividing net income by the weighted-average number of ordinary shares and dilutive potential ordinary shares outstanding during the period.

For the years ended December 31, 2021 and 2020, there were no other contracts to issue ordinary shares, such as options, warrants or conversion rights, which would have a dilutive effect on earnings per share.

Cash and Cash Equivalents

Cash consists of cash on hand and cash in banks. The Company considers all highly liquid investments with an original maturity of three months or less when purchased to be cash equivalents. The Company maintains cash with various financial institutions in the PRC. As of December 31, 2021 and 2020, cash balances held in PRC banks are uninsured. The Company has not experienced any losses in bank accounts during the years ended December 31, 2021 and 2020.

Concentrations of Credit Risk

Currently, all of the Company’s operations are carried out in the PRC. Accordingly, the Company’s business, financial condition and results of operations may be influenced by the political, economic and legal environment in the PRC, and by the general state of the PRC’s economy. The Company’s operations in the PRC are subject to specific considerations and significant risks not typically associated with companies in North America. The Company’s results may be adversely affected by changes in governmental policies with respect to laws and regulations, anti-inflationary measures, currency conversion and remittance abroad, and rates and methods of taxation, among other things.

Financial instruments which potentially subject the Company to concentrations of credit risk consist principally of cash and cash equivalents, short-term investments, trade accounts receivable, and accounts receivable – related parties and advances to suppliers. A portion of the Company’s sales are credit sales which are to the customers whose ability to pay is dependent upon the industry economics prevailing in these areas; however, concentrations of credit risk with respect to trade accounts receivables is limited due to generally short payment terms. The Company also performs ongoing credit evaluations of its customers to help further reduce credit risk.

Short-term Investments

Short-term investments consist of trading stock and debt securities, which include mutual funds and wealth management products issued by commercial bank. The Company accounts for short term investment in accordance with FASB ASC Topic 320 “Investments — Debt and Equity Securities.” Dividend and interest income, including amortization of the premium and discount arising at acquisition, for all categories of investments in securities are included in Consolidated Statements of Operations. Net realized and unrealized holding gains and losses for short term investments are included in Consolidated Statements of Operations.

If a security is acquired with the intent of selling it within hours or days, the security shall be classified as trading securities. The Company classifies investments in trading stock and mutual funds as trading securities. Unrealized holding gains and losses for trading securities are included in earnings.

If the Company has positive intent and ability to hold to maturity, the security shall be classified as held-to-maturity securities. The Company classifies investments in wealth management products issued by commercial banks as held-to-maturity securities as the Company intends to hold these investments in wealth management products until maturity and the maturity terms of these investments are within one year.  Due to the short term maturity, the investments in wealth management products are valued at carrying value, which approximates the amortized cost. For individual securities classified as held-to-maturity securities, the Company evaluates whether a decline in fair value below the amortized cost basis is other-than-temporary, in accordance with ASC 320. Other-than-temporary impairment loss is recognized in earnings equal to the entire excess of the debt security’s amortized cost basis over its fair value at the balance sheet date of the reporting period for which the assessment is made.

Accounts Receivable, Accounts Receivable - related party and Concentration of Risk

Accounts receivable are presented net of an allowance for doubtful accounts. If any, the Company maintains an allowance for doubtful accounts for estimated losses resulting from the inability of its customers to make required payments. The Company reviews the collectability of its receivables on an ongoing basis. After all attempts to collect a receivable have failed. The receivable is written off against the allowance.

The Company reviews the accounts receivable on a periodic basis and makes general and specific allowances when there is doubt as to the collectability of individual balances. In evaluating the collectability of individual receivable balances, the Company considers many factors, including the age of the balance, a customer’s historical payment history, its current credit-worthiness and current economic trends.

The Company considers the following factors where determining whether to permit a longer payment period:

●	the customer’s past payment history;

●	the customer’s general risk profile, including factors such as the customer’s size, age and public or private status;

●	macroeconomic conditions that may affect a customer’s ability to pay; and

●	the relative importance of the customer relationship to the Company’s business.

The normal payment period was approximately 6 months to 1 year after the customers received goods or were served. The Company gave customers different credit period considering the above factors. For the large customers such as large-scale oil and coal mine customers, the Company gave a two-year credit period. For IT outsourcing customers, the Company gave a year and half credit period. For small and medium customers, the Company gave a half year credit period.

In accordance with ASC 210-10-45, the non-current accounts receivable and non-current accounts receivable-related parties represent the amounts that the Company does not reasonably expect to be realized during the normal operating cycle of the Company based on the Company’s best estimates and customers’ historical payment behaviors. The Company uses approximately one-year time period as the basis to the separation of current and non-current assets.

Advances to Suppliers, Net

Advances to suppliers are the amounts prepaid to suppliers for purchases of inventory. In evaluating the reserve for doubtful account, the Company mainly considers the age of the balance. As of December 31, 2021 and 2020, advances to suppliers consisted of the following:

	As of December 31,
	2021	2020
Advances to suppliers - Inventories	$751,301	$907,099
Advances to suppliers - Services	366,903	-
Less: reserve for doubtful account	(7,281)	(4,639)
Total	$1,110,923	$902,460

As of December 31, 2021, the advances to third-party suppliers for services amounted to $366,903, which includes $ 304,592 of advances for outsourcing software service, and $62,311 of advances for sales commission.

Deferred Offering Costs

The Company complies with the requirement of the ASC 340-10-S99-1 and SEC Staff Accounting Bulletin (“SAB”) Topic 5A — “Expenses of Offering”. Deferred offering costs consist of underwriting, legal, accounting and other expenses incurred through the balance sheet date that are directly related to the Proposed Public Offering. Deferred offering costs will be charged to shareholders’ equity upon the completion of the Proposed Public Offering. Should the Proposed Public Offering prove to be unsuccessful, these deferred costs, as well as additional expenses to be incurred, will be charged to operations.

Inventories

Inventories are stated at the lower of cost (weighted average basis) or net realizable value. The methods of determining inventory costs are used consistently from year to year. Allowance for inventory obsolescence is provided when the market value of certain inventory items is lower than the cost.

Property, Equipment and Software, Net

Property, equipment and software are carried at cost and are depreciated on a straight-line basis over the estimated useful lives of the assets. The cost of repairs and maintenance is expensed as incurred; major replacements and improvements are capitalized. When assets are retired or disposed of, the cost and accumulated depreciation and amortization are removed from the accounts, and any resulting gains or losses are included in the statement of operations in the year of disposition. The Company examines the possibility of decreases in the value of property, equipment and software, when events or changes in circumstances reflect the fact that their recorded value may not be recoverable.

Estimated useful lives are as follows, taking into account the assets’ estimated residual value:

Classification	Estimated useful life
Furniture and office equipment	2-3 years
Computer equipment	2-3 years
Transportation equipment	5 years
Buildings and improvements	20 years
Software	3 years

Impairment of Long-lived Assets

In accordance with ASC Topic 360, the Company reviews long-lived assets for impairment whenever events or changes in circumstances indicate that the carrying amount of the assets may not be fully recoverable. The Company recognizes an impairment loss when the sum of expected undiscounted future cash flows is less than the carrying amount of the asset. The amount of impairment is measured as the difference between the asset’s estimated fair value and its book value.  The Company did not record any impairment charge for the years ended December 31, 2021 and 2020.

Revenue Recognition

Beginning January 1, 2019, the Company has adopted the ASU 2014-09, Topic 606, “Revenue from Contracts with Customers” and its related amendments (collectively referred to as “FASB ASC 606”) for its new revenue recognition accounting policy that depicts the transfer of promised goods or services to customers in an amount that reflects the consideration to which the Company expects to be entitled in exchange for those goods or services. Based on the Company’s analysis, it did not identify a material cumulative catch-up adjustment to the opening consolidated balance sheet on January 1, 2019. With adoption of ASC 606, revenue is now recognized when all of the following five steps are met: (i) identify the contract(s) with the customer; (ii) identify the performance obligations in the contract; (iii) determine the transaction price; (iv) allocate the transaction price to the performance obligations; (v) recognize revenue when (or as) each performance obligation is satisfied. The adoption of the new revenue recognition standard has no material impact on the Company’s consolidated financial statements for any periods prior to 2019. Therefore, prior period amounts are not adjusted.

The Company generates its revenues primarily from four sources: (1) hardware sales, (2) software sales, (3) IT services and (4) tax devices and services. The Company recognizes revenue when performance obligations under the terms of a contract with its customers are satisfied. This occurs when the control of the goods and services have been transferred to the customer.

●	Hardware sales

Hardware revenues are generated primarily from the sale of computer and network hardware to end users. The products include computers, printers, internet cables, certain internet servers, cameras and monitors. The sales of hardware represent a single performance obligation. The Company usually recognizes the revenue at the point in time when ownership is transferred to end customers. The Company’s revenue derived from sales of hardware is reported on a gross basis since the Company is primarily obligated in the transaction, bears inventory and credit risk and has discretion in establishing the prices. Hardware sales are classified as “Revenue-Hardware” on the Company’s consolidated statements of operations.

●	Software sales

HiTek also does business in software sales and focuses on the perpetual licenses sales for one of the self-developed software Communication Interface System(“CIS”). CIS is based on LINUX, which is a general embedded interface system used in petrochemical and coal enterprises. The system is used to communicate the RCTX-X module, collect the work diagram, the electricity diagram, the pressure temperature and other measures, and can extract the data and import it to the software of the windows platform to display analysis.

Performance Obligations - Software contracts with customers include multiple performance obligations such as sale of software license, installation of software, operation training service and warranty. The installation and operation training are essential to the functionality of the software which are provided to the clients prior to the acceptance of the software. The Company provides one-year warranty which mainly telephone supports. The Company estimates that costs associated with warranty are de minimis to the overall contract. Therefore, the Company does not further allocate transaction price.

The Company recognizes the revenue at the point in time when the software is accepted by the customer. Revenues from software sales contracts are classified as “Revenue-Software” on the Company’s consolidated statements of operations.

●	IT Services

HiTek provides IT support and maintenance services for its clients. HiTek’s IT service business is directly responsible for periodical check, on-call repairing and maintenance service, technical support for client’s IT facilities and IT disaster recovery etc., The sales of IT service represent a single performance obligation.

Revenue from IT service contracts are recognized ratably over service period if the collections of payments can be reasonably assured as the Company performs periodical IT services. If the collections of payments cannot be reasonably assured, the Company recognizes IT service revenue when cash is collected. As of December 31, 2021, the company is still providing IT services. For the year ended December 31, 2021, as all the payments received by the company are receivables of previous years, the revenue has not been recognized yet.

●	Tax Devices and Services

Before January 21, 2021, all VAT general taxpayer businesses in China are required to purchase the Anti-Counterfeiting Tax Control System (“ACTCS” or Golden Tax Disk or GTD) tax devices to issue the VAT Invoice and for quarterly VAT filing. HiTek is authorized to carry out the implementation of ACTCS specialty hardware retailing. The price of GTD and related supporting services are determined by the National Development and Reform Commission. From January 21, 2021, the new taxpayers can receive electronic tax control ukey for free from the Tax authority. HiTeck could provide supporting services to the new taxpayers.

Performance Obligations - Tax devices and services contracts with customers include multiple performance obligations such as delivery of products, installation and after-sales supporting services, tax control system risk investigation service, and tax invoicing management service, such as training service on issuing electronic invoice, complete tax declaration automatically and back up data online.

Revenue from the sales of GTD devices is recognized at the point in time when ownership is transferred to end customers. The Company provides the tax device after-sales supporting services and tax invoicing management service, charging the service fee on an annual basis because the service period is usually one year. Revenue related to its service is recognized as the services are performed and amounts are earned, using the straight-line method over the term of the related services agreement. The Company also charges a one time service charge for each investigation request. Revenue related to tax control system risk investigation service is recognized at the point in time when the services are performed. Revenue is recognized based on each performance obligation’s standalone selling price that are sold separately and charged to customers at contract inception.

The Company’s revenue derived from its gross billings and is reported on a gross basis since the Company is primarily obligated in the transaction, is subject to inventory and credit risk and has several but not all of the indications that revenue should be recorded on the gross basis.

●	Contract balances

Prepayments received from customers prior to the services being performed are recorded as deferred revenue. Deferred revenue consists of the annual service fees for Golden Tax Disk and tax invoicing management service received from customers while the services have not yet been performed. The Company recognizes the service fees amount as revenue on a straight-line basis in accordance with the service periods.

●	Practical expedients and exemptions

The Company generally expenses sales commissions if any incurred because the amortization period would have been one year or less.

Deferred Revenue

Deferred revenue consists of the annual service fees for Golden Tax Disk (defined below) received from customers but the services have not yet been performed. The Company recognizes the service amount as revenue on a straight-line basis in accordance with the service periods. Deferred revenue as of December 31, 2021 and 2020 was $784,530 and $752,286, respectively. For the year ended December 31, 2021 and 2020, the Company recognized revenue of $752,286 and $763,191, respectively, that was included in the deferred revenue balance at the beginning of each year.

Cost of Revenue

Cost of revenue is comprised of (i) the direct cost of our hardware products purchased from third parties; (ii) logistics-related costs, which primarily include product packaging and freight-in charges; (iii) third-party royalties paid related to the GTD; and (iv) compensation for the employees who handle the products and perform IT services and other costs that are necessary for us to provide the services to our customers.

Selling Expenses

Selling expenses consists of primarily shipping and handling costs for products sold and advertisement, marketing expenses for promotion of our products. During the year ended December 31, 2021, selling expenses also included sales commission paid to a third party for obtaining contracts with customers.

General and Administrative Expenses

General and administrative expenses consist primarily of costs in salary and welfare expenses for our general administrative and management staff, facilities costs, depreciation and amortization expenses, professional fees, accounting fees, meals and entertainment, utilities, and other miscellaneous expenses incurred in connection with general operations. All depreciation and amortization expenses were recorded in general and administrative expenses because fixed assets are mainly for sales and administrative purpose.

Government Subsidies

Grants are given by the government to mainly support the Company for the sales of software products with the 3% VAT refund. Grants are recognized as government subsidies income in the consolidated statements of operations when received.

Research and Development Expenses

The Company follows the guidance in FASB ASC 985-20, Cost of Software to Be Sold, Leased or Marketed, regarding software development costs to be sold, leased, or otherwise marketed. FASB ASC 985-20-25 requires research and development costs for software development to be expensed as incurred until the software model is technologically feasible. Technological feasibility is established when the enterprise has completed all planning, designing, coding, testing, and identification of risks activities necessary to establish that the product can be produced to meet its design specifications, features, functions, technical performance requirements. A certain amount of judgment and estimation is required to assess when technological feasibility is established, as well as the ongoing assessment of the recoverability of capitalized costs. The Company’s products reach technological feasibility shortly before the products are released and sold to the public. Therefore, research and development costs are generally expensed as incurred.

The Company expenses research and development expenses as incurred and are included as part of general and administrative expenses. Research and development expenses for the years ended December 31, 2021 and 2020 were $43,661 and $35,904, respectively.

The Company defers certain costs related to the software development activities associated with certain software which the Company has determined have future economic benefit. Management periodically reviews and revises, when necessary, its estimate of the future benefit of these costs and expenses them if it deems there no longer is a future benefit. The Company has two software (for internal use) (Finance and Taxation Service Platform Mobile Application and Corporate Full-Service Platform Mobile Application).

Income Taxes

The Company is governed by the Income Tax Law of the PRC. The Company accounts for income taxes using the asset/liability method prescribed by ASC 740, “Accounting for Income Taxes.” Under this method, deferred tax assets and liabilities are determined based on the difference between the financial reporting and tax bases of assets and liabilities using enacted tax rates that will be in effect in the period in which the differences are expected to reverse. The Company records a valuation allowance to offset deferred tax assets if, based on the weight of available evidence, it is more-likely-than-not that some portion, or all, of the deferred tax assets will not be realized. The effect on deferred taxes of a change in tax rates is recognized as income or loss in the period that includes the enactment date.

The Company applied the provisions of ASC 740-10-50, “Accounting for Uncertainty in Income Taxes,” which provides clarification related to the process associated with accounting for uncertain tax positions recognized in the Company’s consolidated financial statements. Audit periods remain open for review until the statute of limitations has passed. The completion of review or the expiration of the statute of limitations for a given audit period could result in an adjustment to the Company’s liability for income taxes. Any such adjustment could be material to the Company’s results of operations for any given quarterly or annual period based, in part, upon the results of operations for the given period.

Value Added Taxes (“VAT”)

Prior to May 1, 2018, the Company is subject to VAT at the rate of 6% and 17% on revenue generated from providing services and products, respectively. Starting from May 1, 2018, the VAT rate for revenue generated from providing products was changed from 17% to 16%. Starting from April 1, 2019, the VAT rate for revenue generated from providing products was changed from 16% to 13%. VAT is reported as a deduction of revenue when incurred. Entities that are VAT general taxpayers are allowed to offset qualified input VAT paid to suppliers against their output VAT liabilities. Net VAT balance between input VAT and output VAT is recorded in taxes payable.

Foreign Currency Translation

The functional currency of the Company’s operations in the PRC is the Chinese Yuan or Renminbi (“RMB”). The consolidated financial statements are translated to U.S. dollars using the period end rates of exchange for assets and liabilities, equity is translated at historical exchange rates, and average rates of exchange (for the period) are used for revenues and expenses and cash flows. As a result, amounts relating to assets and liabilities reported on the statements of cash flows may not necessarily agree with the changes in the corresponding balances on the balance sheets. Translation adjustments resulting from the process of translating the local currency financial statements into U.S. dollars are included in determining comprehensive income / loss. Transactions denominated in foreign currencies are translated into the functional currency at the exchange rates prevailing on the transaction dates. Assets and liabilities denominated in foreign currencies are translated into the functional currency at the exchange rates prevailing at the balance sheet date with any transaction gains and losses that arise from exchange rate fluctuations on transactions denominated in a currency other than the functional currency are included in the results of operations as incurred.

All of the Company’s revenue transactions are transacted in its functional currency. The Company does not enter into any material transaction in foreign currencies. Transaction gains or losses have not had, and are not expected to have, a material effect on the results of operations of the Company.

The exchange rates as of December 31, 2021 and 2020 and for the year ended December 31, 2021 and 2020 are as follows:

	December 31,		For the years ended December 31,
	2021	2020	2021	2020
Foreign currency	Balance Sheet	Balance Sheet	Profits/Loss	Profits/Loss
RMB:1USD	6.3588	6.5277	6.4499	6.9001

Comprehensive Income

Comprehensive income is comprised of net income (loss) and all changes to the statements of shareholders’ equity (deficit), except those due to investments by shareholders and changes in paid-in capital. For the Company, comprehensive income for the years ended December 31, 2021 and 2020 consisted of net income and unrealized income (loss) from foreign currency translation adjustment.

Related Parties

A party is considered to be related to the Company if the party directly or indirectly or through one or more intermediaries, controls, is controlled by, or is under common control with the Company. Related parties also include principal owners of the Company, its management, members of the immediate families of principal owners of the Company and its management and other parties with which the Company may deal if one party controls or can significantly influence the management or operating policies of the other to an extent that one of the transacting parties might be prevented from fully pursuing its own separate interests. A party which can significantly influence the management or operating policies of the transacting parties or if it has an ownership interest in one of the transacting parties and can significantly influence the other to an extent that one or more of the transacting parties might be prevented from fully pursuing its own separate interests is also a related party.

Subsequent Event

The Company evaluated subsequent events and transactions that occurred after the balance sheet date through May 13, 2022, the date that the consolidated financial statements were available to be issued. With the exception of those matters discussed in Note 6   and Note 18, there were no material subsequent events that required recognition or additional disclosure in these consolidated financial statements.

Recent Accounting Pronouncements

Recently issued accounting pronouncements

In June 2016, the FASB issued ASU No. 2016-13, Financial Instruments—Credit Losses (Topic 326), Measurement of Credit Losses on Financial Instruments (“ASU 2016-13”). ASU 2016-13 changes the impairment model for most financial assets and certain other instruments. The standard will replace the “incurred loss” approach with an “expected loss” model for instruments measured at amortized cost. For available-for-sale debt securities, entities will be required to record allowances rather than reduce the carrying amount, as they do today under the other-than-temporary impairment model. The amendments in ASU 2016-13 are effective for fiscal years beginning after December 15, 2022, including interim periods within those fiscal years. The Company is in the process of evaluating the impact of adoption of this guidance on its consolidated financial statements.

In August 2018, the FASB issued ASU 2018-15, “Intangibles—Goodwill and Other—Internal-Use Software (Subtopic 350-40): Customer’s Accounting for Implementation Costs Incurred in a Cloud Computing Arrangement That Is a Service Contract.” These amendments align the requirements for capitalizing implementation costs incurred in a hosting arrangement that is a service contract with the requirements for capitalizing implementation costs incurred to develop or obtain internal-use software (and hosting arrangements that include an internal use software license). The accounting for the service element of a hosting arrangement that is a service contract is not affected by these amendments. The amendments are effective for annual periods, including interim periods within those annual periods, beginning after December 15, 2020. The adoption of ASU 2018-15 had no significant impact on the consolidated financial statements.

In October 2018, the FASB issued ASU 2018-17, “Consolidation (Topic 810): Targeted Improvements to Related Party Guidance for Variable Interest Entities”. “The new guidance supersedes the private company alternative for common control leasing arrangements issued in 2014 and expands it to all qualifying common control arrangements. The ASU also amends the guidance for determining whether a decision-making fee is a variable interest. The amendments require organizations to consider indirect interests held through related parties under common control on a proportional basis rather than as the equivalent of a direct interest in its entirety (as currently required in GAAP). Therefore, these amendments likely will result in more decision makers not consolidating VIEs. This ASU are effective for fiscal years beginning after December 15, 2020, and interim periods within those fiscal years. Adoption of ASU 2018-17 had no significant impact have material impact on the consolidated financial statements.

In March 2019, the FASB issued ASU 2019-01, “Leases (Topic 842): Codification Improvements”. “These amendments align the guidance for fair value of the underlying asset by lessors that are not manufacturers or dealers in Topic 842 with that of existing guidance. As a result, the fair value of the underlying asset at lease commencement is its cost, reflecting any volume or trade discounts that may apply. However, if there has been a significant lapse of time between when the underlying asset is acquired and when the lease commences, the definition of fair value (in Topic 820, Fair Value Measurement) should be applied. (Issue 1). The ASU also requires lessors within the scope of Topic 942, Financial Services—Depository and Lending, to present all “principal payments received under leases” within investing activities. (Issue 2). Finally, the ASU exempts both lessees and lessors from having to provide certain interim disclosures in the fiscal year in which a company adopts the new leases standard. (Issue 3). “The transition and effective date provisions apply to Issue 1 and Issue 2. They do not apply to Issue 3 because the amendments for that Issue are to the original transition requirements in Topic 842. The effective date of those amendments is for fiscal years beginning after December 15, 2021. Upon adoption, the Company will recognize a lease liability and corresponding right-to-use asset based on the present value of minimum lease payments. The effects on the results of operations are not expected to be significant, as recognition and measurement of expenses and cash flows for leases will be substantially the same under the new standard.

The Company does not believe other recently issued but not yet effective accounting standards, if currently adopted, would have a material effect on the consolidated financial position, statements of operations and cash flows.